Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Preferred stock, shares authorized	1,500,005	1,500,005	1,500,005
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	12,806,748	11,611,782	7,980
Common stock, shares outstanding	12,806,748	11,611,782	7,980
Common stock, shares issuable	518,687	7,750	0
Series A Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5	5	5
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1